Disposals and business closures - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disposal of subsidiaries [line items]
Costs related to previous disposals			£ 12
Unused provisions other provisions		£ 11
International Courseware Local Publishing Businesses [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary				£ 287
Gains on disposals of subsidiary				42
Immaterial Disposals [Member]
Disclosure of disposal of subsidiaries [line items]
Unused provisions other provisions			9
Loss on disposals of subsidiary				£ 5
Immaterial Disposals [Member] | Pearson College and the international courseware [Member]
Disclosure of disposal of subsidiaries [line items]
Loss on disposals of subsidiary			19
Disposal of POLS Business [Member] | Pearson Online Learning Services [Member] | US UK Australia And India [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary			12
Gains on disposals of subsidiary			£ 13
Consideration receivable from acquirer in respect of additional consideration	27.50%
Period over which deferred consideration is receivable	6 years
Deferred consideration receivable from the acquirer as a percentage of earnings before interest tax depreciation and amortization	27.50%